Schedule of Investments (unaudited) October 31, 2020	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.2%
Plantronics Inc.	532	$10,385

Diversified Consumer Services — 2.3%
Chegg Inc.(a)	1,404	103,109
K12 Inc.(a)	648	15,468

		118,577

Diversified Telecommunication Services — 0.9%
Bandwidth Inc., Class A(a)	296	47,465

Entertainment — 28.2%
Activision Blizzard Inc.	1,182	89,513
DouYu International Holdings Ltd., ADR(a)	5,032	76,990
Electronic Arts Inc.(a)	694	83,162
HUYA Inc., ADR(a)	1,058	23,699
iQIYI Inc., ADR(a)	4,550	112,385
NetEase Inc., ADR	970	84,186
Netflix Inc.(a)	196	93,245
Nexon Co. Ltd.	4,000	111,689
Nintendo Co. Ltd.	200	109,011
Roku Inc.(a)	788	159,491
Sea Ltd.(a)	941	148,396
Spotify Technology SA(a)	446	106,991
Stillfront Group AB(a)	448	52,545
Take-Two Interactive Software Inc.(a)	638	98,839
UUUM Inc.(a)	200	3,457
Zynga Inc., Class A(a)	9,158	82,331

		1,435,930

Food & Staples Retailing — 0.6%
Zur Rose Group AG(a)	110	30,664

Health Care Technology — 5.1%
Alibaba Health Information Technology Ltd.(a)	32,000	83,560
Ping An Healthcare and Technology Co. Ltd.(a)(b)	5,800	74,792
Teladoc Health Inc.(a)	508	99,802

		258,154

Interactive Media & Services — 8.1%
Gree Inc.	1,800	9,384
JOYY Inc.	1,050	95,949
LINE Corp.(a)	800	41,094
Match Group Inc.(a)	930	108,605
Momo Inc., ADR	2,764	41,460
Tencent Holdings Ltd.	1,500	114,316

		410,808

Internet & Direct Marketing Retail — 8.6%
Delivery Hero SE(a)(b)	850	97,804
Demae-Can Co. Ltd.(a)	400	11,785
Grubhub Inc.(a)	1,360	100,586
Just Eat Takeaway.com NV, New(a)(b)	734	81,670
Meituan, Class B(a)	4,000	148,655

		440,500

IT Services — 0.5%
Endurance International Group Holdings Inc.(a)	1,358	7,890

Security	Shares	Value

IT Services (continued)
Megaport Ltd.(a)	2,024	$19,146

		27,036

Leisure Products — 4.0%
Peloton Interactive Inc., Class A(a)	1,825	201,133

Media — 1.6%
Pearson PLC	12,132	80,002

Software — 39.9%
2U Inc.(a)	1,008	37,145
8x8 Inc.(a)	1,640	28,339
Anaplan Inc.(a)	1,872	103,615
Atlassian Corp. PLC, Class A(a)	472	90,445
Avaya Holdings Corp.(a)	1,332	22,910
BlackBerry Ltd.(a)	8,956	40,167
Box Inc., Class A(a)	2,432	37,696
Citrix Systems Inc.	490	55,502
Cloudflare Inc., Class A(a)	1,836	95,417
DocuSign Inc.(a)	608	122,968
Dropbox Inc., Class A(a)	3,740	68,293
Enghouse Systems Ltd.	634	31,435
Everbridge Inc.(a)	556	58,208
Five9 Inc.(a)	846	128,355
Kingsoft Corp. Ltd.	14,000	74,740
Learning Technologies Group PLC	8,170	13,289
LivePerson Inc.(a)	994	53,139
Microsoft Corp.	458	92,731
MobileIron Inc.(a)	1,654	11,644
Nice Ltd.(a)	438	100,339
Opera Ltd., ADR(a)	1,958	17,818
Pagerduty Inc.(a)	760	20,596
RingCentral Inc., Class A(a)	326	84,219
Slack Technologies Inc., Class A(a)	2,530	64,718
Smartsheet Inc., Class A(a)	1,782	88,833
TeamViewer AG(a)(b)	1,670	73,532
Verint Systems Inc.(a)	962	46,676
VMware Inc., Class A(a)	548	70,544
Xunlei Ltd., ADR(a)	1,506	3,961
Zendesk Inc.(a)	994	110,274
Zoom Video Communications Inc., Class A(a)	403	185,747

		2,033,295

Total Common Stocks — 100.0% (Cost: $5,037,908)		5,093,949

Total Investments in Securities — 100.0% (Cost: $5,037,908)		5,093,949

Other Assets, Less Liabilities — 0.0%		1,703

Net Assets — 100.0%		$5,095,652

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Virtual Work and Life Multisector ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,093,949	$—	$—	$5,093,949

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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